Note 8 - Leases - Future Payments Due (Details)	Oct. 31, 2025 USD ($)
2026, Operating Lease	$ 540,420
2026, Finance Lease	101,330
2027, Operating Lease	493,180
2027, Finance Lease	45,616
2028, Operating Lease	510,241
2028, Finance Lease	45,616
2029, Operating Lease	527,981
2029, Finance Lease	45,616
Thereafter, Operating Lease	44,122
Thereafter, Finance Lease	30,411
Total undiscounted lease payments, Operating Lease	2,115,944
Total undiscounted lease payments, Finance Lease	268,589
Present value discount, Operating Lease	(364,462)
Present value discount, Finance Lease	(36,618)
Total Operating lease liability	1,751,482
Total Finance lease liability	$ 231,971